Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Summary of trade and other receivables

	2019 £m	2018 £m

Trade receivables	3,369	2,868

Loans and other receivables	629	1,082

Prepayments and accrued income	343	323

	4,341	4,273

Current	4,093	3,588

Non-current	248	685

	4,341	4,273

Summary of trade and other receivables reported in balance sheet net of allowances

Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2019 £m	2018 £m

Trade receivables - gross	3,396	2,898

Trade receivables - allowance	(27)	(30)

Loans and other receivables - gross	639	1,092

Loans and other receivables - allowance	(10)	(10)

Prepayments and accrued income	343	323

Net trade and other receivables per balance sheet	4,341	4,273

Summary of movements in allowance account

The movements in the allowance account are as follows:

			2019			2018
	Trade receivables	Loans and other receivables	Total	Trade receivables	Loans and other receivables	Total
	£m	£m	£m	£m	£m	£m

1 January	30	10	40	39	46	85

Accounting policy change (IFRS 9) (notes 1 and 30)	-	-	-	37	8	45

Revised 1 January	30	10	40	76	54	130

Differences on exchange	(2)		(2)	2	-	2

Provided in the year	24		24	16	10	26

Released	(25)		(25)	(64)	(54)	(118)

31 December	27	10	37	30	10	40